Noncontrolling Interests (Tables)	12 Months Ended
Mar. 31, 2025
Redeemable Noncontrolling Interest
The table below presents the reconciliation of changes in redeemable noncontrolling interests:

	Year Ended March 31,
	2025	2024	2023
	(Amounts in millions)
Beginning balance	$123.3	$343.6	$321.2
Net loss attributable to redeemable noncontrolling interests	(1.7)	(14.9)	(9.2)
Noncontrolling interests discount accretion	—	—	13.2
Adjustments to redemption value	(5.0)	83.4	78.4
Other (1)	—	(93.2)	1.7
Cash contributions (distributions)	0.5	(1.0)	(6.6)
Purchase of noncontrolling interest	(23.4)	(194.6)	(55.1)

Ending balance	$93.7	$123.3	$343.6

(1)	In fiscal 2024, amounts represent the reclassification of a portion of the 3 Arts Entertainment redeemable noncontrolling interest from mezzanine equity to a liability, as further described below.

LIONS GATE ENTERTAINMENT CORP [Member]
Redeemable Noncontrolling Interest
The table below presents the reconciliation of changes in redeemable noncontrolling interests:

	Year Ended
	March 31,
	2025	2024	2023
	(Amounts in millions)
Beginning balance	$123.3	$343.6	$321.2
Net loss attributable to redeemable noncontrolling interests	(1.7)	(14.9)	(9.2)
Noncontrolling interests discount accretion	—	—	13.2
Adjustments to redemption value	(5.0)	83.4	78.4
Other (1)	—	(93.2)	1.7
Cash contributions (distributions)	0.5	(1.0)	(6.6)
Purchase of noncontrolling interest	(23.4)	(194.6)	(55.1)

Ending balance	$93.7	$123.3	$343.6

(1)	In fiscal 2024, amounts represent the reclassification of a portion of the 3 Arts Entertainment redeemable noncontrolling interest from mezzanine equity to a liability, as further described below.